Condensed Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Archimedes Tech SPAC Partners II Co		Common Stock [Member]	Additional Paid-in Capital [Member] Archimedes Tech SPAC Partners II Co	Additional Paid-in Capital [Member]	Retained Earnings [Member] Archimedes Tech SPAC Partners II Co	Retained Earnings [Member]	Archimedes Tech SPAC Partners II Co	Total
Balance (in shares) at Dec. 31, 2024		5,750,000
Balance at Dec. 31, 2024		$ 575			$ 24,425		$ (78,700)		$ (53,700)
Balance (in shares) at Jun. 06, 2024		0
Balance at Jun. 06, 2024		$ 0			0		0		0
Issuance of shares (in shares)		5,750,000
Issuance of shares		$ 575			24,425		0		25,000
Net income (loss)	[1]	$ 0			0		(78,700)		(78,700)
Balance (in shares) at Dec. 31, 2024		5,750,000
Balance at Dec. 31, 2024		$ 575			24,425		(78,700)		$ (53,700)
Issuance of shares (in shares)		840,000							8,400,000
Issuance of shares		$ 84			8,399,916		0		$ 8,400,000
Net income (loss)		0	[1]		0		7,986,738		7,986,738
Fair value of Public Warrants at issuance		0			1,725,000		0		1,725,000
Allocated value of transaction costs to warrants and private placement units		0	[1]		(117,194)		0		(117,194)
Accretion of ordinary shares subject to possible redemption amount		$ 0			(10,032,147)		(14,612,148)		(24,644,295)
Balance (in shares) at Dec. 31, 2025		6,590,000		100
Balance at Dec. 31, 2025		$ 659			0	$ 10	(6,704,110)	$ (659)	(6,703,451)	$ (659)
Balance (in shares) at Dec. 03, 2025				0
Balance at Dec. 03, 2025				$ 0		0		0		0
Issuance of shares (in shares)				100
Issuance of shares						10
Net income (loss)								(659)		(659)
Balance (in shares) at Dec. 31, 2025		6,590,000		100
Balance at Dec. 31, 2025		$ 659			$ 0	$ 10	$ (6,704,110)	$ (659)	$ (6,703,451)	$ (659)

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.